Note 7 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 7,805,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	7,457,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	$ 0
Deferred Tax Liabilities, Gross	2,482,000	2,245,000
Deferred Tax Assets, Net of Valuation Allowance	2,490,000	2,253,000
Deferred Tax Assets, Valuation Allowance	1,651,000	1,418,000
Income Taxes Paid, Net	$ 94,000	$ 68,000